Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Shareholders' equity
Common stock outstanding at beginning of year	3,528,429,451	3,608,391,999	3,598,865,213
Decrease of common stock by cancellation of treasury stock	(179,000,000)
Common stock held in treasury:
Repurchases of common stock	(170,027,391)	(121,010,524)	(24,364,753)
Sales of common stock	201	468	686
Common stock issued to employees	34,115,500	40,677,400	33,879,000
Cancellation of treasury stock	179,000,000
Other net change in treasury stock	419,725	370,108	11,853
Common stock outstanding at end of year	3,392,937,486	3,528,429,451	3,608,391,999